Insurance (Obligations Under Funding Agreements - FHLB Common Stock) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank of Boston [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 64	$ 67
Federal Home Loan Bank of Pittsburgh [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank Stock	$ 20	$ 11